Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Sep. 30, 2019
Consolidated Balance Sheets
Ordinary shares, par value	$ 0.00166667	$ 0.00166667
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	30,000,000	30,000,000
Ordinary shares, shares outstanding	30,000,000	30,000,000